Equity_Retained Earnings(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)		Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 USD ($)
Retained Earnings Accumulated Deficit Abstract [Abstract]
Legal reserves	[2]	₩ 557,405	[1]	₩ 482,807
Voluntary reserves		982,000	[1]	982,000
Unappropriated retained earnings		20,977,987	[1]	18,244,738
Total		22,517,392	[1]	₩ 19,709,545	$ 20,732,148
Retained Earnings Restricted For Dividend At Subsidiaries Level Pursuant To Law And Regulations		₩ 3,587,439
Description Of Nature And Purpose Of Legal Reserves Within Equity		With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its profit after tax as reported in the financial statements, each time it pays dividends on its net profits earned until its legal reserve reaches at least the aggregate amount of its paid-in capital in accordance with Article 53 of the Financial Holding Company Act. This reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.		With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its profit after tax as reported in the financial statements, each time it pays dividends on its net profits earned until its legal reserve reaches at least the aggregate amount of its paid-in capital in accordance with Article 53 of the Financial Holding Company Act. This reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.

[1]	Retained earnings restricted for dividend at subsidiaries level pursuant to law and regulations amounts to KRW 3,587,439 million as of December 31, 2020.
[2]	With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its profit after tax as reported in the financial statements, each time it pays dividends on its net profits earned until its legal reserve reaches at least the aggregate amount of its paid-in capital in accordance with Article 53 of the Financial Holding Company Act. This reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.